UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-09221

                            COMMUNITY CAPITAL TRUST
               (Exact name of registrant as specified in charter)

                                2500 Weston Road
                                   Suite 101
                                Weston, FL 33331
                    (Address of principal executive offices)

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                             Philadelphia, PA 19103
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-272-1977

                        Date of Fiscal Year End: MAY 31

            Date of Reporting Period: JULY 1, 2014 TO JUNE 30, 2015

                                NON-VOTING FUNDS

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                         CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
AEROFLEX HOLDING CORP
 SECURITY ID: 007767106   TICKER: CACS
 Meeting Date: 10-Sep-14            Meeting Type: Special
 1.   To adopt the Agreement and Plan of Merger, dated as
        of May 19, 2014, as it may be amended from time to
        time, by and among Aeroflex Holding Corp., Cobham
        PLC and Army Acquisition Corp. (the "Agreement and
        Plan of Merger").                                  Management     For          Did Not Vote
 2.   To approve any adjournment of the Special Meeting,
        if necessary, to solicit additional proxies in the
        event that there are not sufficient votes at the
        time of the Special Meeting to constitute a quorum
        or to adopt the Agreement and Plan of Merger.      Management     For          Did Not Vote
AMERICAN CAPITAL MORTGAGE
 SECURITY ID: 02504A104   TICKER: MTGE
 Meeting Date: 21-Apr-15            Meeting Type: Annual
 1.   Election of Directors:
 1.01 Robert M. Couch                                      Management     For          Voted-For
 1.02 Morris A. Davis                                      Management     For          Voted-For
 1.03 Randy E. Dobbs                                       Management     For          Voted-For
 1.04 Larry K. Harvey                                      Management     For          Voted-For
 1.05 Prue B. Larocca                                      Management     For          Voted-For
 1.06 Alvin N. Puryear                                     Management     For          Voted-For
 1.07 Malon Wilkus                                         Management     For          Voted-For
 1.08 John R. Erickson                                     Management     For          Voted-For
 1.09 Samuel A. Flax                                       Management     For          Voted - For
 2.   Ratification of the appointment of Ernst & Young
        LLP as our independent public accountant for the
        year ending December 31, 2015                      Management     For          Voted - For
AMERICAN INTERNATIONAL GROUP, INC.
 SECURITY ID: 026874784   TICKER: AIG
 Meeting Date: 13-May-15            Meeting Type: Annual
 1.   Election of Directors
 1a.  W. Don Cornwell                                      Management     For          Voted - For
 1b.  Peter R. Fisher                                      Management     For          Voted - For
 1c.  John H. Fitzpatrick                                  Management     For          Voted - For
 1d.  Peter D. Hancock                                     Management     For          Voted - For
 1e.  William G. Jurgensen                                 Management     For          Voted - For
 1f.  Christopher S. Lynch                                 Management     For          Voted - For
 1g.  George L. Miles, Jr                                  Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1h.   Henry S. Miller                                        Management     For          Voted - For
 1i.   Robert S. Miller                                       Management     For          Voted - For
 1j.   Suzanne Nora Johnson                                   Management     For          Voted - For
 1k.   Ronald A. Rittenmeyer                                  Management     For          Voted - For
 1l.   Douglas M. Steenland                                   Management     For          Voted - For
 1m.   Theresa M. Stone                                       Management     For          Voted - For
 2.    To vote, on a Non-Binding Advisory Basis, to
         Approve Executive Compensation.                      Management     For          Voted - For
 3.    To act upon a proposal to ratify the selection of
         PricewaterhouseCoopers LLP as AIG's independent
         registered public accounting firm for 2015.          Management     For          Voted - For
ANHEUSER BUSCH INBEV
 SECURITY ID: 03524A108  TICKER: BUD
 Meeting Date: 29-Apr-15           Meeting Type: Annual
        Resolutions which can be validly adopted if the
         shareholders attending the meeting, in person or by
         proxy, represent at least half of the capital,
         subject to the approval by at least 75% of the votes
 A1     Amendment of the Articles of Association to remove
         all references Bearer Shares and Certificates
         following the suppression of Bearer Securities
         under Belgian law.                                   Management     For          Did Not Vote
        Resolutions which can be validly adopted
         irrespective of the capital represented by the
         shareholders attending the meeting in person or by
         proxy, subject to the approval by at least the
         majority of the votes cast.
 B4     Approval of the Statutory Annual Accounts             Management     For          Did Not Vote
 B5     Discharge to the Directors                            Management     For          Did Not Vote
 B6     Discharge to the Auditor                              Management     For          Did Not Vote
 B7     Appointment of Directors
 B7(a)  Appointing as independent director Ms. Michele
         Burns, for a period of four years                    Management     For          Did Not Vote
 B7(b) Renewing the appointment as independent director of
         Mr. Olivier Goudet, for a period of four years       Management     For          Did Not Vote
 B7(c)  Appointing as independent director Mr. Kasper
         Rorsted, for a period of four years                  Management     For          Did Not Vote
 B7(d) Renewing the appointment as director of Mr. Paul
         Cornet De Ways Ruart, for a period of four years     Management     For          Did Not Vote
 B7(e)  Renewing the appointment as director of Mr. Stefan
         Descheemaeker, for a period of four years            Management     For          Did Not Vote
 8      Remuneration
 B8(a)  Remuneration Policy and Remuneration report of the
         company                                              Management     For          Did Not Vote
 B8(b) Approval of Increased Fixed Annual Fee of the
         Chairman of the Audit Committee                      Management     For          Did Not Vote
 B8(c)  Stock Options for Directors                           Management     For          Did Not Vote
        Powers                                                Management     For          Did Not Vote

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 C1    Filings                                               Management     For          Did Not Vote
ARES CAPITAL CORPORATION
 SECURITY ID:  TICKER: ARCC
 Meeting Date: 29-Apr-15           Meeting Type: Annual
 1.   Election of Directors Nominees:
 1.01 Steve Bartlett                                         Management     For          Voted - For
 1.02 Robert L. Rosen                                        Management     For          Voted - For
 1.03 Bennett Rosenthal                                      Management     For          Voted - For
      To elect the person (except as marked to the contrary)
      as a Class II Director of the company for a term of
      three years expiring in 2018, and until his successor
      is duly elected and qualifies.                         Management     For          Voted - For
 2.   To ratify the selection of KPMG LLP as the
        company's independent registered public accounting
        firm for the year ending December 31, 2015.          Management     For          Voted - For
 3.   To vote and otherwise represent the undersigned on
        such other matters as may properly come before the
        meeting or any adjournment or postponement thereof.  Management     For          Voted - For
 1    To authorize the company, with the approval of its
        Board of Directors, to sell or otherwise issue
        shares of its common stock at a price below its
        then current Net Asset Value Per Share subject to
        the limitations set forth in the Proxy Statement
        for the Special Meeting of Stockholders.             Management     For          Voted - For
AUTONAVI HOLDINGS
 SECURITY ID: 05330F106  TICKER: AMAP
 Meeting Date: 16-Jul-14           Meeting Type: Special
 1.   That the Agreement and Plan of Merger dated as of
        April 11, 2014 (the "Merger Agreement") among
        Alibaba Investment Limited ("Parent"), Ali Et
        Investment Holding Limited ("Merger Sub) and
        Autonavi Holdings Limited (the "Company") (such
        Merger Agreement being in the form attached to the
        Proxy Statement Accompanying                         Management     For          Did Not Vote
 2.   That the Chairman of the Extraordinary General
        Meeting be instructed to adjourn the Extraordinary
        General Meeting in order to allow the company to
        solicit additional proxies in the event that there
        are insufficient proxies received at the time of
        the Extraordinary General Meeting to pass the
        Special Resolution to be proposed at the
        Extraordinary General Meeting.                       Management     For          Did Not Vote

                                      CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
BLACKROCK FUNDS
 SECURITY ID: 09248X100/09254J102         TICKER: BBN/MUA
 Meeting Date: 03-Jul-14           Meeting Type: Annual
 1.   Vote for Board of Directors                            Management     For          Did Not Vote
 1.1  Paul L. Audet                                          Management     For          Did Not Vote
 1.2  Michael J. Castellano                                  Management     For          Did Not Vote
 1.3  R Glenn Hubbard                                        Management     For          Did Not Vote
 1.4  W Carl Kester                                          Management     For          Did Not Vote
CBEYOND INC
 SECURITY ID: 149847105  TICKER: CBEY
 Meeting Date: 09-Jul-14           Meeting Type: Annual
 1.   Election of Directors                                  Management     For          Did Not Vote
 1.1  James F. Geiger                                        Management     For          Did Not Vote
 1.2  Kevin Costello                                         Management     For          Did Not Vote
 2.   Adoption of the Merger Agreement and approval of
        the Merger and other transactions contemplated by
        the Merger Agreement.                                Management     For          Did Not Vote
 3.   Advisory Non-Binding vote regarding merger-related
        compensation                                         Management     For          Did Not Vote
 4.   Approval of the adjournment of the Annual Meeting,
        if necessary, to solicit additional votes to approve
       the Proposal to Adopt the Merger Agreement.           Management     For          Did Not Vote
 5.   Ratification of Ernst & Young LLP as the company's
        independent registered public accounting firm for
        2014                                                 Management     For          Did Not Vote
 6.   Advisory Non-Binding vote on the compensation that
        was paid to the company's named Executive Officers.  Management     For          Did Not Vote
CEDAR FAIR LP
 SECURITY ID: 150185106  TICKER: FUN
 Meeting Date: 03-Jun-15           Meeting Type: Annual
 1.   Directors Election of the following nominees:
 1.01 Daniel J. Hanrahan                                     Management     For          Did Not Vote
 1.02 Lauri M. Shanahan                                      Management     For          Did Not Vote
 1.03 Debra Smithart-Oglesby                                 Management     For          Did Not Vote
 2.   To confirm the appointment of Deliotte and Touche
        LLP as our independent registered public accounting
        firm.                                                Management     For          Did Not Vote
 3.   To approve, on an advisory basis, the compensation
        of our named executive officers.                     Management     For          Did Not Vote

                                 CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHATHAM LODGING TRUST
 SECURITY ID: 16208T102 TICKER: CLDT
 Meeting Date: 21-May-15    Meeting Type: Annual
 1.   Directors Election of the following nominees:
 1. 01 C. Gerald Goldsmith                                   Management     For          Did Not Vote
 1. 02 Rolf E. Ruhfus                                        Management     For          Did Not Vote
 1. 03 Joel F. Zemans                                        Management     For          Did Not Vote
 2.   Ratification of selection of independent registered
        public accountants.                                  Management     For          Did Not Vote
 3.   Approval, on Advisory Basis, of Executive
        Compensation.                                        Management     For          Did Not Vote
CHINA HYDROELECTRIC CORP
 SECURITY ID: 16949D101 TICKER: CHC
 Meeting Date: 03-Jul-14    Meeting Type: Special
 1.   As a Special Resolution, authorize and approve the
        Agreement and Plan of Merger dated as of January
        13, 2014 (the "Merger Agreement") among the company,
        CPT Wyndham Holdings Ltd. ("the Parent"), and CPT
        Wyndham Sub Ltd. ("Merger Sub") (such Merger
        Agreement being in the form attached to the Proxy
        Statement)                                           Management     For          Did Not Vote
 2.   As an Ordinary Resolution, instruct the Chairman of
        the Extraordinary General Meeting to adjourn the
        Extraordinary General Meeting in order to Allow the
        company to solicit additional proxies in the event
        that there are insufficient proxies received at the
        time of the Extraordinary General Meeting to pass
        the Special Resolution Proposal 1, above.            Management     For          Did Not Vote
CONVANTA HOLDING CORP.
 SECURITY ID: 22282E102 TICKER: CVA
 Meeting Date: 07-May-15    Meeting Type: Annual
 1.   Election of Directors
 1.01 David M. Barse                                         Management     For          Did Not Vote
 1.02 Ronald J. Broglio                                      Management     For          Did Not Vote
 1.03 Peter C.B. Bynoe                                       Management     For          Did Not Vote
 1.04 Linda J. Fisher                                        Management     For          Did Not Vote
 1.05 Joseph M. Holsten                                      Management     For          Did Not Vote
 1.06 Stephen J. Jones                                       Management     For          Did Not Vote
 1.07 Anthony J. Orlando                                     Management     For          Did Not Vote
 1.08 William C. Pate                                        Management     For          Did Not Vote
 1.09 Robert S. Silberman                                    Management     For          Did Not Vote

                                         CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1.10 Jean Smith                                            Management     For          Did Not Vote
 1.11 Samuel Zeil                                           Management     For          Did Not Vote
 2.   To ratify the appointment of Ernst & Young LLP as
        Covanta Holding Corporation's independent
        registered public accountants for the 2015 fiscal
        year.                                               Management     For          Did Not Vote
EMERITUS CORP
 SECURITY ID: 291005106 TICKER: ESC
 Meeting Date: 10-Jul-14            Meeting Type: Special
 1.   To approve the Agreement and Plan of Merger, dated
        as of February 20, 2014, by and among Brookdale
        Senior Living Inc., Broadway Merger Sub Corporation
        and Emeritus Corporation, as the same as may be
        amended from time to time.                          Management     For          Did Not Vote
 2.   To conduct a non-binding, advisory vote to approve
        the merger-related compensation arrangements of our
        named executive officers.                           Management     For          Did Not Vote
 3.   To approve any motion to adjourn the Emeritus
        Special Meeting, if necessary or appropriate, to
        solicit additional proxies.                         Management     For          Did Not Vote
EXTENDICARE INC.
 SECURITY ID: CA30224T8639          TICKER: EXE CN
 Meeting Date: 18-Jun-15            Meeting Type: Annual
 1.   Directors election of the following nominees:
 1.01 Benjamin J. Hutzel                                    Management     For          Voted - For
 1.02 John F. Angues                                        Management     For          Voted - For
 1.03 Margery O. Cunningham                                 Management     For          Voted - For
 1.04 Governor Howard Dean M.D.                             Management     For          Voted - For
 1.05 Dr. Seth B. Goldsmith                                 Management     For          Voted - For
 1.06 Sandra L. Hanington                                   Management     For          Voted - For
 1.07 Alvin G. Libin                                        Management     For          Voted - For
 1. 08 J. Thomas Macquarrie Q.C.                            Management     For          Voted - For
 1.09 Timothy L. Lukenda.                                   Management     For          Voted - For
 2.   To confirm the appointment of KPMG LLP as our
        auditors for the ensuing year.                      Management     For          Voted - For
 3.   Ordinary Resolution, the full text of which is set
        forth in the accompanying Management Information
        and Proxy Circular of Extendicare dated May 7, 2015
        (the "Information Circular"), reconfirming the
        Shareholder Rights Plan Agreement dated as of July
        1, 2012 between Extendicare and Computershare Trust
        Company of Canada, as Rights Agent                  Management     For          Voted - For
 4.   Ordinary Resolution, the full text of which is set
        forth in the Information Circular, ratifying,

                                            CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
        confirming and approving By-law No. 3, a By-law
        relating to the advance notice requirements for the
        nomination of directors of Extendicare                Management     For          Voted - For
 5.   Advisory non-binding resolution to accept
        Extendicare's approach to executive compensation
        disclosed in the Information Circular                 Management     For          Voted - For
FOSTER WHEELER AG
 SECURITY ID: H27178104 TICKER: FWLT
 Meeting Date: 10-Jul-14
 1.   Election of Directors (effective as of election date)
 1.1  Tarun Bafna                                             Management     For          Did Not Vote
 1.2  Samir Y. Brikho                                         Management     For          Did Not Vote
 1.3  Ian P. Mchoul                                           Management     For          Did Not Vote
 2.   Election of Ian P. McHoul as Chairman of the Board
        of Directors effective as of election effective date. Management     For          Did Not Vote
 3.   Election of the Compensation and Executive
        Development Committee of the Board of Directors
        effective as of the election effective date.
 3.1  Tarun Bafna                                             Management     For          Did Not Vote
 3.2  Samir Y. Brikho                                         Management     For          Did Not Vote
 3.3  Ian P. McHoul                                           Management     For          Did Not Vote
 4.   Approval of amendments to our Articles of
        Association to revise the transfer restrictions and
        the voting limitations and to add new definitions.    Management     For          Did Not Vote
 5.   If new or amended proposals, as well as new agenda
        items according to Article 700 Para 3 of the Swiss
        Code of Obligations, are put before the meetings,
        I hereby instruct the independent proxy to
       vote as follows:                                       Management     For          Did Not Vote
HASBRO, INC.
 SECURITY ID: 418056107 TICKER: HAS
 Meeting Date: 21-May-15
 1.   Election of Directors
 1.01 Basil L. Anderson                                       Management     For          Did Not Vote
 1.02 Alan R. Batkin                                          Management     For          Did Not Vote
 1.03 Kenneth A. Bronfin                                      Management     For          Did Not Vote
 1.04 Michael R. Burns                                        Management     For          Did Not Vote
 1.05 Lisa Gersh                                              Management     For          Did Not Vote
 1.06 Brian D. Goldner                                        Management     For          Did Not Vote
 1.07 Alan G. Hassenfeld                                      Management     For          Did Not Vote
 1.08 Tracy A. Leinbach                                       Management     For          Did Not Vote
 1.09 Edward M. Philip                                        Management     For          Did Not Vote
 1.10 Richard S. Stoddart                                     Management     For          Did Not Vote

                                           CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2   The adoption on advisory basis, of resolution
       approving the compensation of Named Executive
       Officers of Hasbro, Inc., as described in the
       "Compensation Discussion and Analysis" and
       "Executive Compensation" sections of the 2015 Proxy
       Statement.                                          Management     For          Did Not Vote
 3   Ratification of the selection of KPMG LLP as
       Hasbro, Inc.'s independent registered public
       accounting firm for fiscal 2015                     Management     For          Did Not Vote
 4   Shareholder Proposal: Proxy Access                    Shareholder    Against      Did Not Vote
 5   Shareholder Proposal: Post-Termination Holding
       Period for Portion of Equity Held by Senior
       Executives                                          Shareholder    Against      Did Not Vote
 6   Shareholder Proposal: Limitation on Vesting of
       Equity Held by Senior Executives Following a Change
       in Control                                          Shareholder    Against      Did Not Vote
INTERNATIONAL PAPER CO.
 SECURITY ID: 460146103 TICKER: IP
 Meeting Date: 11-May-15
 1   Election of Directors (one-year Term)
 1a. David J. Bronczek                                     Management     For          Did Not Vote
 1b. William J. Burns                                      Management     For          Did Not Vote
 1c. Ahmet C. Dorduncu                                     Management     For          Did Not Vote
 1d. Ilene S. Gordon                                       Management     For          Did Not Vote
 1e. Jay L. Johnson                                        Management     For          Did Not Vote
 1f. Stacey J. Mobley                                      Management     For          Did Not Vote
 1g. Joan E. Spero                                         Management     For          Did Not Vote
 1h. Mark S. Sutton                                        Management     For          Did Not Vote
 1i. John L. Townsend, III                                 Management     For          Did Not Vote
 1j. William G. Walter                                     Management     For          Did Not Vote
 1k. J. Steven Whisler                                     Management     For          Did Not Vote
 1l. Ray G. Young                                          Management     For          Did Not Vote
 2   Ratification of Deloitte & Touche LLP as the
       Company's Independent Registered Public Accounting
       Firm for 2015                                       Management     For          Did Not Vote
 3   A Non-Binding Resolution to Approve the
       Compensation of the Company's Named Executive
       Officers, as Disclosed Under the Heading
       "Compensation Discussion & Analysis"                Management     For          Did Not Vote
 4   Shareowner Proposal Concerning a Policy on
       Accelerated Vesting of Equity Awards of Senior
       Executives upon a Change in Control                 Shareholder    Against      Did Not Vote

                                     CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
MACQUAIRE INFRASTRUCTURE
 SECURITY ID: 55608B105 TICKER: MIC
 Meeting Date: 15-May-15        Meeting Type: Special
 1.   Approve a Plan of Conversion, including the
        Conversion and the Certificate of Incorporation
        and Bylaws, dated as of April 10, 2015, providing
        for the Conversion of Macquarie Infrastructure
        Company LLC from Limited Liability Company
        organized under the laws of the State of Delaware
        to a Corporation organized under the Laws of the
        State of Delaware.                                               Management    For          Voted - For
 2.   Approve the authority of 100,000,000 Shares of
        Preferred Stock including, the approval of the
        bracketed provisions in the Certificate of
        Incorporation.                                                   Management    For          Voted - For
 3.   Approve the adjournment of the Special Meeting of
        Shareholders to a later date or dates, if necessary
        or appropriate, to solicit additional proxies if
        there are insufficient votes at the time of the
        Special Meeting of Shareholders to approve
        Proposals 1 or 2 above.                                          Management    For          Voted - For
MACQUARIE INFRASTRUCTURE COMPANY LLC.
 SECURITY ID: 55608B105 TICKER: MIC
 Meeting Date: 20-May-15
 1.   Election of Directors
 1.01 Norman H. Brown, Jr.                                               Management    For          Voted - For
 1.02 George W. Carmany, III                                             Management    For          Voted - For
 1.03 H.E. (Jack) Lentz                                                  Management    For          Voted - For
 1.04 Ouma Sananikone                                                    Management    For          Voted - For
 1.05 William H. Webb                                                    Management    For          Voted - For
 2.   The ratification of the selection of KPMG LLP as
        our independent auditor for the fiscal year ending
        December 31, 2015.                                               Management    For          Voted - For
 3.   The approval, on advisory basis, of executive
        compensation                                                     Management    For          Voted - For
METLIFE, INC
 SECURITY ID: 59156R108 TICKER: MET
 Meeting Date: 28-Apr-15        Meeting Type: Annual
 1.   Election of Directors:
 1a.  Cheryl W. Grise                                                    Management    For          Voted - For
 1b.  Carlos M. Gutierrez                                                Management    For          Voted - For
 1c.  R. Glenn Hubbard                                                   Management    For          Voted - For

                                          CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1d.  Steven A. Kandarian                                    Management     For          Voted - For
 1e.  Alfred F. Kelly, Jr.                                   Management     For          Voted - For
 1f.  Edward J. Kelly, III                                   Management     For          Voted - For
 1g.  William E. Kennard                                     Management     For          Voted - For
 1h.  James M. Kilts                                         Management     For          Voted - For
 1i.  Catherine R. Kinney                                    Management     For          Voted - For
 1j.  Denise M. Morrison                                     Management     For          Voted - For
 1k.  Kenton J. Sicchitano                                   Management     For          Voted - For
 1l.  Lulu C. Wang                                           Management     For          Voted - For
 2(a) Amend the Certificate of Incorporation to Change
        Each Supermajority Common Shareholder Vote
        Requirement for Amendments to the Certificate of
        Incorporation to a Majority Vote Requirement.        Management     For          Voted - For
 2(b) Amend the Certificate of Incorporation to Change
        the Supermajority Vote Requirement for Shareholders
        to Amend the By-Laws to a Majority Vote Requirement  Management     For          Voted - For
 3.   Ratification of the appointment of Deloitte &
        Touche, LLP as independent auditor for 2015          Management     For          Voted - For
 4.   Advisory vote to approve the compensation paid to
        the company's Named Executive Officers               Management     For          Voted - For
NICHOLAS FINANCIAL, INC
 SECURITY ID: 65373J209    TICKER: NICK
 Meeting Date: 08-Aug-14             Meeting Type: Annual
 1.   Election of Directors
 1.1  Ralph T. Finkenbrink                                   Management     For          Did Not Vote
 1.2  Kevin D. Bates                                         Management     For          Did Not Vote
 1.3  Stephen Bragin                                         Management     For          Did Not Vote
 2.   To ratify the appointment of Dixon Hughes Goodman,
        LLP as the company's independent auditors for the
        fiscal year ending March 31, 2015.                   Management     For          Did Not Vote
 3.   To approve the compensation of the company's Named
        Executive Officers.                                  Management     For          Did Not Vote
OBA FINANCIAL
 SECURITY ID: 67424G101    TICKER: OBAF
 Meeting Date: 21-Aug-14             Meeting Type: Special
 1.   A proposal to approve the Agreement and Plan of
        Merger Between F.N.B. Corporation and OBA Financial
        Services Inc. dated as of April 7, 2014, pursuant to
        which OBA will merge with and into F.N.B.
        Corporation, as well as the merger. A copy of the
        Agreement and Plan of Merger is included as Appendix
        A to the accompanying Proxy Statement/Prospectus.    Management     For          Voted - For
 2.   A proposal to adjourn the Special Meeting to a
        later date or dates if necessary, to permit further

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        solicitation of proxies if there are not sufficient
        votes at the time of the Special Meeting to approve
        the Agreement and Plan of Merger and the Merger.    Management     For          Voted - For
 3.   A Non-binding Advisory Resolution approving certain
        compensation payable to the Named Executive
        Officers of OBA in connection with the Merger.      Management     For          Voted - For
PFIZER INC.
 SECURITY ID: 717081103  TICKER: PFE
 Meeting Date: 23-Apr-15           Meeting Type: Annual
 1.   Election of Directors
 1a.  Dennis A. Ausiello                                    Management     For          Voted - For
 1b.  W. Don Cornwell                                       Management     For          Voted - For
 1c.  Frances D. Fergusson                                  Management     For          Voted - For
 1d.  Helen H. Hobbs                                        Management     For          Voted - For
 1e.  James M. Kilts                                        Management     For          Voted - For
 1f.  Shantanu Narayen                                      Management     For          Voted - For
 1g.  Suzanne Nora Johnson                                  Management     For          Voted - For
 1h.  Ian C. Read                                           Management     For          Voted - For
 1i.  Stephen W. Sanger                                     Management     For          Voted - For
 1j.  James C. Smith                                        Management     For          Voted - For
 1k.  Marc Tessier-Lavigne                                  Management     For          Voted - For
 2.   Ratify the Selection of KPMG LLP As Independent
        Registered Public Accounting Firm for 2015          Management     For          Voted - For
 3.   Advisory Approval of Executive Compensation.          Management     For          Voted - For
 4.   Shareholder Proposal Regarding Report on Lobbying
        Activities.                                         Shareholder    For          Voted - For
PIMCO DYNAMC INCOME FUND
 SECURITY ID: 72201Y101  TICKER: PDI
 Meeting Date: 30-Jun-15           Meeting Type: Annual
 1.   Directors:
 1.01 Deborah A. Decotis                                    Management     For          Did Not Vote
 1.02 John C. Maney                                         Management     For          Did Not Vote
PITNEY BOWES INC.
 SECURITY ID: 724479100  TICKER: PBI
 Meeting Date: 11-May-15           Meeting Type: Annual
 1.   Election of Directors
 1a.  Linda G. Alvarado                                     Management     For          Voted - For
 1b.  Anne M. Busquet                                       Management     For          Voted - For
 1c.  Roger Fradin                                          Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1d.  Anne Sutherland Fuchs                               Management     For          Voted - For
 1e.  S. Douglas Hutcheson                                Management     For          Voted - For
 1f.  Marc B. Lautenbach                                  Management     For          Voted - For
 1g.  Eduardo R. Menasce                                  Management     For          Voted - For
 1h.  Michael I. Roth                                     Management     For          Voted - For
 1i.  David L. Shedlarz                                   Management     For          Voted - For
 1j.  David B. Snow, Jr.                                  Management     For          Voted - For
 2.   Ratification of the Audit Committee's Appointment
        of the Independent Accountants for 2015.          Management     For          Voted - For
 3.   Advisory Vote to Approve Executive Compensation.    Management     For          Voted - For
PNC FINANCIAL SERVICES
 SECURITY ID: 693475105  TICKER: PNC
 Meeting Date: 28-Apr-15           Meeting Type: Annual
 1.   Election of Directors
 1a.  Charles E. Bunch                                    Management     For          Voted - For
 1b.  Paul W. Chellgren                                   Management     For          Voted - For
 1c.  Marjorie Rodgers Cheshire                           Management     For          Voted - For
 1d.  William S. Demchak                                  Management     For          Voted - For
 1e   Andrew T. Feldstein                                 Management     For          Voted - For
 1f.  Kay Coles James                                     Management     For          Voted - For
 1g.  Richard B. Kelson                                   Management     For          Voted - For
 1h.  Anthony A. Massaro                                  Management     For          Voted - For
 1i.  Jane G. Pepper                                      Management     For          Voted - For
 1j.  Donald J. Shepard                                   Management     For          Voted - For
 1k.  Lorene K. Steffes                                   Management     For          Voted - For
 1l.  Dennis F. Strigl                                    Management     For          Voted - For
 1m.  Thomas J. Usher                                     Management     For          Voted - For
 2.   Ratification of the Audit Committtee's Selection of
        PricewaterhouseCoopers LLP As PNC's Independent
        Registered Public Accounting Firm for 2015        Management     For          Voted - For
 3.   Advisory Vote to Approve Named Executive Officer
        Compensation.                                     Management     For          Voted - For
PUTNAM MANAGED INCOME
 SECURITY ID: 746823103  TICKER: PMM
 Meeting Date: 23-Apr-15           Meeting Type: Regular
 1.   Fixing the Number of Trustees at 14.                Management     For          Voted - For
 2.   Approval of the Conversion of Your Fund from
        Closed-end to Open-end Status and Certain Related
        Amendments to Your Fund's Declaration of Trust.   Management     Against      Voted - For
 3.   Directors election of the following nominees:
 3.01 Liaquat Ahamed                                      Management     For          Voted - For
 3.02 Ravi Akhoury                                        Management     For          Voted - For

                                         CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.03  Barbara M. Baumann                                     Management     For          Voted - For
 3.04  Jameson A. Baxter                                      Management     For          Voted - For
 3.05  Chrales B. Curtis                                      Management     For          Voted - For
 3.06  Robert J. Darretta                                     Management     For          Voted - For
 3.07  Katinka Domotorffy                                     Management     For          Voted - For
 3.08  Paul L. Joskow                                         Management     For          Voted - For
 3.09  Kenneth R Leibler                                      Management     For          Voted - For
 3.10  George Putnam, III                                     Management     For          Voted - For
 3.11  Robert L. Reynolds                                     Management     For          Voted - For
 3.12  W. Thomas Stephens                                     Management     For          Voted - For
QUESTCOR PHARMACEUTICALS
 SECURITY ID: 74835Y101   TICKER: QCOR
 Meeting Date: 14-Aug-14            Meeting Type: Special
 1.    To approve and adopt the Agreement and Plan of
         Merger, dated as of April 5, 2014 (the "Merger
         Agreement"), by and among Mallinckrodt PLC
         ("Mallinckrodt"), Quincy Merger Sub, Inc. ("Merger
         Sub"), and Questcor Pharmaceuticals Inc. and to
         approve the transactions contemplated by the Merger. Management     For          Did Not Vote
 2.    To adjourn the meeting to another date and place if
         necessary or appropriate to solicit additional
         votes if there are insufficient votes at the time
         of the Questcor Special Meeting to approve the
         Merger Proposal.                                     Management     For          Did Not Vote
 3.    To approve, on a Non-Binding, Advisory Basis, the
         merger-related compensation of Questcor's Named
         Executive Officers *note* Telephone the Individuals
         who represent your account if you have any
         questions or seek Dissenters'/Appraisal/Redemption
         Rights (see Pages 375-376 of the Proxy Statement)    Management     For          Did Not Vote
R R DONNELLEY & SONS
 SECURITY ID: 257867101   TICKER: RRD
 Meeting Date: 21-May-15            Meeting Type: Annual
 1    Directors Proposal(s)
 1A.   Election of Director: Thomas J. Quinlan III            Management     For          Voted - For
 1B.   Election of Director: Susan M. Cameron                 Management     For          Voted - For
 1C.   Election of Director: Richard L. Crandall              Management     For          Voted - For
 1D.   Election of Director: Susan M. Gianinno                Management     For          Voted - For
 1E.   Election of Director: Judith H. Hamilton               Management     For          Voted - For
 1F.   Election of Director: Jeffrey M. Katz                  Management     For          Voted - For
 1G.   Election of Director: Richard K. Palmer                Management     For          Voted - For
 1H.   Election of Director: John C. Pope                     Management     For          Voted - For
 1I.   Election of Director: Michael T. Riordan               Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1J. Election of Director: Oliver R. Sockwell              Management     For          Voted - For
 2   Advisory Vote to Approve Executive Compensation       Management     For          Voted - For
 3   Ratification of Independent Registered Public
       Accounting Firm                                     Management     For          Voted - For
R.G. BARRY
 SECURITY ID: 068798107  TICKER: DFZ
 Meeting Date: 03-Sep-14           Meeting Type: Special
 1.  Adoption of the Agreement and Plan of Merger dated
       as of May 1, 2014, by and among MRGB Hold Co, MRVK
       Hold Co, and R.G. Barry Corporation.                Management     For          Did Not Vote
 2.  Any proposal to adjourn or postpone the Special
       Meeting, if necessary, to permit further
       solicitation of proxies if there are not sufficient
       votes at time of Special Meeting to adopt the
       Merger Agreement.                                   Management     For          Did Not Vote
 3.  A proposal to approve, on Non-Binding, Advisory
       Basis, the "Golden Parachute Compensation" payable
       to our Named Executive Officers in connection with
       the merger.                                         Management     For          Did Not Vote
SCHAWK INC.
 SECURITY ID: 806373106  TICKER: SGK
 Meeting Date: 29-Jul-14           Meeting Type: Special
 1.  To approve the adoption of the Agreement and Plan
       of Merger and Reorganization, dated as of March 16,
       2014, as it may be amended from time to time, among
       Matthews International Corporation, ("Matthews"),
       Moonlight Merger Sub Corp, a wholly-owned
       subsidiary of Matthews, Moonlight Merger Sub LLC.,
       a wholly-owned subsidiary of Matthews and Schawk,
       Inc.                                                Management     For          Did Not Vote
 2.  To approve the adjournment of the Special Meeting,
       if necessary or appropriate, to solicit additional
       proxies if there are not sufficient votes at the
       time of the Special Meeting to adopt the Merger
       Agreement                                           Management     For          Did Not Vote
 3.  To approve, on a Non-binding, Advisory Basis,
       certain compensation paid or payable to
       Schawk, Inc's Named Executive Officers in
       connection with the merger.                         Management     For          Did Not Vote

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
SEASPAN CORPORATION
 SECURITY ID: Y75638109  TICKER: SSW
 Meeting Date: 24-Apr-15           Meeting Type: Annual
 1.   Directors election of the following nominees:
 1.01 Kyle R. Washington                                   Management     For          Did Not Vote
 1.02 Nicholas Pitts-Tucker                                Management     For          Did Not Vote
 2.   Ratification of the Appointment of KPMG LLP,
        chartered accountants, as Seaspan
        Corporation's independent auditors for the fiscal
        year ending Decemeber 31, 2015                     Management     For          Did Not Vote
 3.   Adoption of an Amendment to Seaspan Corporation's
        Articles of Incorporation to declassify the
        Board of Directors of Seaspan Corporation and
        provide for the annual election of the members of
        the Board of Directors.                            Management     For          Did Not Vote
 4.   Adoption of an Amendment to Seaspan Corporation's
        Articles of Incorporation to increase the size
        of the Board of the Directors from nine to eleven
        directors.                                         Management     For          Did Not Vote
 5.   Adoption of an Amendment to Seaspan Corporation's
        Articles of Incorporation and By-Laws to
        decrease the shareholder supermajority voting
        requirements to amend certain Articles of
        Incorporation and By-Laws from 80% to 66 2/3%
        approval. Such other business as may properly come
        before the meeting or any adjournment thereof.     Management     For          Did Not Vote
SIX FLAGS CORPORATION
 SECURITY ID: 83001A102  TICKER: SIX
 Meeting Date: 06-May-15           Meeting Type: Annual
 1.   Election of Directors
 1.01 Kurt M. Cellar                                       Management     For          Voted - For
 1.02 Charles A. Koppelman                                 Management     For          Voted - For
 1.03 Jon L. Luther                                        Management     For          Voted - For
 1.04 Usman Nabi                                           Management     For          Voted - For
 1.05 Stephen D. Owens                                     Management     For          Voted - For
 1.06 James Reid-Anderson                                  Management     For          Voted - For
 1.07 Richard W. Roedel                                    Management     For          Voted - For
 2.   To approve the Company's Long-Term Incentive Plan
        as amended to increase the number of shares
        available for issuance under such plan.            Management     For          Voted - For
 3.   Advisory vote to ratify KPMG LLP as the Company's
        independent public accounting firm for the year
        ending December 31, 2015.                          Management     For          Voted - For

                                   CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
SUSSER HOLDINGS CORP
 SECURITY ID: 869233106 TICKER: SUSS
 Meeting Date: 28-Aug-14      Meeting Type: Special
 1.   Adopt the Agreement & Plan of Merger dated as of
        April 27, 2014, by and among Susser Holdings
        Corporation, Energy Transfer Partners, L.P., Energy
        Transfer Partners GP, L.P., Heritage Holdings, Inc.
        (which we refer to as "HHI"), Drive Acquisition
        Corporation, and, for limited purposes set forth
        therein, Energy Transfer Equity, L.P., as it may be
        amended from time to time.                          Management     For          Did Not Vote
 2.   Approve, on an Advisory (non-binding) Basis,
        specified compensation that may be received by
        Susser's Named Executive Officers in connection
        with the merger.                                    Management     For          Did Not Vote
 3.   Approve any adjournment of the Special Meeting, if
        necessary, to solicit additional proxies in favor
        of the proposal to adopt the Merger Agreement.      Management     For          Did Not Vote
TERRAFORM POWER, INC.
 SECURITY ID: 88104R100 TICKER: TERP
 Meeting Date: 02-Jun-15      Meeting Type: Annual
 1.   Election of Directors
 1.01 Ahmad Chatila                                         Management     For          Did Not Vote
 1.02 Carlos Domenech Zornoza                               Management     For          Did Not Vote
 1.03 Brian Wuebbels                                        Management     For          Did Not Vote
 1.04 Hanif Dahya                                           Management     For          Did Not Vote
 1.05 Mark Florian                                          Management     For          Did Not Vote
 1.06 Mark Lerdal                                           Management     For          Did Not Vote
 1.07 Martin Truong                                         Management     For          Did Not Vote
 1.08 Francisco Perez Gundin                                Management     For          Did Not Vote
 1.09 Steven Tesoriere                                      Management     For          Did Not Vote
 2.   Ratification of the appointment of KPMG LLP as our
        independent registered public accounting firm for
        2015.                                               Management     For          Did Not Vote
THE INTERPUBLIC GROUP OF COMPANIES, INC.
 SECURITY ID: 460690100 TICKER: IPG
 Meeting Date: 21-May-15      Meeting Type: Annual
 1    Election of Directors
 1a   Jocelyn Carter-Miller                                 Management     For          Did Not Vote
 1b   Deborah G. Ellinger                                   Management     For          Did Not Vote
 1c   H. John Greeniaus                                     Management     For          Did Not Vote

                                         CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1d    Mary Steele Guilfoile                                 Management     For          Did Not Vote
 1e    Dawn Hudson                                           Management     For          Did Not Vote
 1f    William T. Kerr                                       Management     For          Did Not Vote
 1g    Henry S. Miller                                       Management     For          Did Not Vote
 1h    Jonathan F. Miller                                    Management     For          Did Not Vote
 1i    Michael I. Roth                                       Management     For          Did Not Vote
 1j    David M. Thomas                                       Management     For          Did Not Vote
 2.    Ratification of the appointment of
         PricewaterhouseCoopers LLP as Interpublic's
         independent registered public accounting firm for
         2015.                                               Management     For          Did Not Vote
 3.    Advisory vote to approve Named Executive Officer
         Compensation.                                       Management     For          Did Not Vote
TOWER GROUP INTERNATIONAL
 SECURITY ID: G8988C105 TICKER: TWGP
 Meeting Date: 06-Aug-14            Meeting Type: Special
 1.    Approval and Adoption of the Merger Agreement and
         approval of the merger                              Management     For          Voted - For
 2.    Approval, on an Advisory Basis, of certain
         compensatory arrangements between the Company and
         its Named Executive Officers that are based on or
         otherwise relate to the merger                      Management     For          Voted - For
 3.    Adjournment of the Special General Meetings, if
         necessary, to solicit additional proxies if there
         are not sufficient votes at the time of the Special
         General Meetings to approve and adopt the merger
         agreement and approve the merger.                   Management     For          Voted - For
TRANSACANADA CORP.
 SECURITY ID: 89353D107   TICKER: TRP
 Meeting Date: 01-May-15            Meeting Type: Annual
  1.00 Election of Directors
  1.01 Kevin E. Benson                                       Management     For          Voted - For
  1.02 Derek H. Burney                                       Management     For          Voted - For
  1.03 Paule Gauthier                                        Management     For          Voted - For
  1.04 Russell K Girling                                     Management     For          Voted - For
  1.05 S. Barry Jackson                                      Management     For          Voted - For
  1.06 Paula Rosput Reynolds                                 Management     For          Voted - For
  1.07 John Richels                                          Management     For          Voted - For
  1.08 Mary Pat Salomone                                     Management     For          Voted - For
  1.09 D. Michael G. Stewart                                 Management     For          Voted - For
  1.10 Siim A. Vanaselja                                     Management     For          Voted - For
  1.11 Richard E. Waugh                                      Management     For          Voted - For

                                    CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2    Resolution to appoint KMPG LLP, Chartered
        Accountants as auditors and authorize the directors
        to fir their remuneration.                           Management     For          Voted - For
 3    Resolution to accept Transcanada Corporation's
        approach to Executive Compensation, as described in
        the accompanying Management Information Circular     Management     For          Voted - For
 4    Special Resolution to amend the Articles of
        Transcanada Corporation to reduce the minimum number
        of directors to 8 and the maximum number of
        directors to 15, as described in the accompanying
        Management Information Circular                      Management     For          Voted - For
 5    Resolution confirming the Amendments to the By-Law
        Number 1 of Transcanada Corporation, as described
        in the accompanying Management Information Circular. Management     For          Voted - For
TRANSALTA
 SECURITY ID: BCZLSL8 TICKER: RNW CN
 Meeting Date: 01-May-15       Meeting Type: Annual
 1.   Directors
 1.01 David W. Drinkwater                                    Management     For          Voted - For
 1.02 Brett M. Gellner                                       Management     For          Voted - For
 1.03 Allen R. Hagerman                                      Management     For          Voted - For
 1.04 Cynthia Johnston                                       Management     For          Voted - For
 1.05 Kathryn A.B. Mcquade                                   Management     For          Voted - For
 1.06 Paul H.E. Taylor                                       Management     For          Voted - For
 2.   Appointment of Ernst & Young LLP as auditors at a
        remuneration to be fixed by the Board of Directors.
        Directors and management recommend shareholders
        vote for the appointment of Ernst & Young LLP.       Management     For          Voted - For
WALGREENS BOOTS ALLIANCE, INC.
 SECURITY ID: 931427108 TICKER: WBA
 Meeting Date: 28-May-15
 1.   Election of 12 Directors
 1a.  Janice M. Babiak                                       Management     For          Did Not Vote
 1b.  David J. Brailer                                       Management     For          Did Not Vote
 1c.  Steven A. Davis                                        Management     For          Did Not Vote
 1d.  William C. Foote                                       Management     For          Did Not Vote
 1e.  Ginger L. Graham                                       Management     For          Did Not Vote
 1f.  John A. Lederer                                        Management     For          Did Not Vote
 1g.  Dominic P. Murphy                                      Management     For          Did Not Vote
 1h.  Stefano Pessina                                        Management     For          Did Not Vote
 1i.  Barry Rosenstein                                       Management     For          Did Not Vote
 1j.  Leonard D. Schaeffer                                   Management     For          Did Not Vote
 1k.  Nancy M. Schlichting                                   Management     For          Did Not Vote

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1l. James A. Skinner                                      Management     For          Did Not Vote
 2.  Advisory vote to approve named executive officer
       compensation.                                       Management     For          Did Not Vote
 3.  Ratify the appointment of Deloitte & Touche LLP as
       Walgreens Boots Alliance, Inc's independent
       registered public accounting firm.                  Management     For          Did Not Vote
 4.  Stockholder proposal regarding an executive equity
       retention policy.                                   Shareholder    Against      Did Not Vote
 5.  Stockholder proposal regarding accelerated vesting
       of equity awards of senior executives upon a change
       in control.                                         Shareholder    Against      Did Not Vote
 6.  Stockholder proposal regarding proxy access.          Shareholder    Against      Did Not Vote
 7.  Stockholder proposal regarding linking executive
       pay to performance on sustainability goals.         Shareholder    Against      Did Not Vote
WELLS FARGO & COMPANY
 SECURITY ID: 949746101  TICKER: WFC
 Meeting Date: 28-Apr-15           Meeting Type: Annual
 1.  Election of Directors
 1a  John D. Baker II                                      Management     For          Did Not Vote
 1b  Elaine L. Chao                                        Management     For          Did Not Vote
 1c  John S. Chen                                          Management     For          Did Not Vote
 1d  Lloyd H. Dean                                         Management     For          Did Not Vote
 1e  Elizabeth A. Duke                                     Management     For          Did Not Vote
 1f  Susan E. Engel                                        Management     For          Did Not Vote
 1g  Enrique Hernandez, Jr.                                Management     For          Did Not Vote
 1h  Donald M. James                                       Management     For          Did Not Vote
 1i  Cynthia H. Milligan                                   Management     For          Did Not Vote
 1j  Federico F. Pena                                      Management     For          Did Not Vote
 1k  James H. Quigley                                      Management     For          Did Not Vote
 1l  Judith M. Runstad                                     Management     For          Did Not Vote
 1m  Stephen W. Sanger                                     Management     For          Did Not Vote
 1n  John G. Stumpf                                        Management     For          Did Not Vote
 1o  Susan G. Swenson                                      Management     For          Did Not Vote
 1p  Suzanne M. Vautrinot                                  Management     For          Did Not Vote
 2.  Vote on advisory resolution to approve executive
       compensation.                                       Management     For          Did Not Vote
 3.  Ratify the appointment of KPMG LLP as the company's
       independent registered public accounting firm for
       2015.                                               Management     For          Did Not Vote
 4.  Adopt a policy to require an independent chairman.    Shareholder    Against      Did Not Vote
 5.  Provide report on the company's lobbying policies
       and practices.                                      Shareholder    Against      Did Not Vote

CCM ALTERNATIVE INCOME FUND




 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
WEYERHAEUSER
 SECURITY ID: 962166104 TICKER: WY
 Meeting Date: 22-May-15
 1.  Election of Directors                               Management     For          Did Not Vote
 1a. David P. Bozeman                                    Management     For          Did Not Vote
 1b. Debra A. Cafaro                                     Management     For          Did Not Vote
 1c. Mark A. Emmert                                      Management     For          Did Not Vote
 1d. John I. Kieckhefer                                  Management     For          Did Not Vote
 1e. Wayne W. Murdy                                      Management     For          Did Not Vote
 1f. Nicole W. Piasecki                                  Management     For          Did Not Vote
 1g. Doyle R. Simons                                     Management     For          Did Not Vote
 1h. D. Michael Steuert                                  Management     For          Did Not Vote
 1i. Kim Williams                                        Management     For          Did Not Vote
 1j. Charles R. Williamson                               Management     For          Did Not Vote
 2.  Approval, on an advisory basis, of the compensation
       of the Named Executive Officers.                  Management     For          Did Not Vote
 3.  Ratification of selection of independent registered
       public accounting firm.                           Management     For          Did Not Vote


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMMUNITY CAPITAL TRUST

By: /S/ DAVID K. DOWNES
    David K. Downes
    President
    Date: August 31, 2015